Consolidated Statements of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Previously Reported	Common Stock	Common Stock Previously Reported	Common Stock Retroactive application of reverse recapitalization	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Retroactive application of reverse recapitalization	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Previously Reported	Accumulated Deficit	Accumulated Deficit Previously Reported
Beginning balance (in shares) at Dec. 31, 2018			66,637	1	66,636
Beginning balance at Dec. 31, 2018	$ 45,179	$ 45,179	$ 7	$ 0	$ 7	$ 58,612	$ 58,619	$ (7)	$ (170)	$ (170)	$ (13,270)	$ (13,270)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	(48)								(48)
Unrealized loss on marketable securities	0
Net loss	(6,913)										(6,913)
Ending balance (in shares) at Dec. 31, 2019			66,637	1	66,636
Ending balance at Dec. 31, 2019	38,218	38,218	$ 7	$ 0	$ 7	58,612	58,619	(7)	(218)	(218)	(20,183)	(20,183)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	12								12
Unrealized loss on marketable securities	0
Stock-based compensation	556					556
Net loss	(4,645)										(4,645)
Ending balance (in shares) at Dec. 31, 2020			66,637	1	66,636
Ending balance at Dec. 31, 2020	34,141	$ 34,141	$ 7	$ 0	$ 7	59,168	$ 59,175	$ (7)	(206)	$ (206)	(24,828)	$ (24,828)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Merger and PIPE financing (in shares)			24,060
Merger and PIPE financing	190,397		$ 2			190,395
Foreign currency translation adjustment	(94)								(94)
Unrealized loss on marketable securities	(177)								(177)
Stock-based compensation	3,905					3,905
Net loss	(103,194)										(103,194)
Ending balance (in shares) at Dec. 31, 2021			90,697
Ending balance at Dec. 31, 2021	$ 124,978		$ 9			$ 253,468			$ (477)		$ (128,022)